Long-Term Debt - Interest Rate Swap Agreements - Additional Information (Details) - USD ($)	Feb. 28, 2018	Dec. 01, 2017	Jun. 30, 2016
Term Loan A
Debt Instrument [Line Items]
Term loan - issuance amount	$ 1,625,000,000	$ 500,000,000	$ 500,000,000